STATEMENTS OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€)	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Reserve	Net loss for the period
Equity at beginning of period at Dec. 31, 2019	€ (1,908,000)	€ 672,000	€ 153,139,000	€ 433,000	€ (169,000)	€ (105,070,000)	€ (50,915,000)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2019		22,415,039
Changes in equity
Net income (loss) for the period	(33,590,000)						(33,590,000)
Currency translation adjustments	125,000			125,000
Actuarial gains and losses (IAS 19)	(4,000)			(4,000)
Total comprehensive income (loss)	(33,469,000)			121,000			(33,590,000)
Allocation of prior period loss	0					(50,915,000)	50,915,000
Capital increase	102,942,000	€ 361,000	102,591,000			(10,000)
Capital increase (in shares)		12,017,083
Subscription of warrants	5,000		5,000
Share based payment	2,924,000					2,924,000
Treasury shares	(27,000)				(27,000)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020		34,432,122
Equity at end of period at Dec. 31, 2020	70,468,000	€ 1,033,000	255,735,000	555,000	(196,000)	(153,070,000)	(33,590,000)
Changes in equity
Net income (loss) for the period	(47,003,000)						(47,003,000)
Currency translation adjustments	(94,000)			(94,000)
Actuarial gains and losses (IAS 19)	182,000			182,000
Total comprehensive income (loss)	(46,915,000)			88,000			(47,003,000)
Allocation of prior period loss	0					(33,590,000)	33,590,000
Capital increase	0	€ 12,000				(12,000)
Capital increase (in shares)		393,750
Subscription of warrants	43,000		32,000			11,000
Share based payment	3,201,000					3,201,000
Treasury shares	(6,000)				€ (6,000)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021		34,825,872			15,456
Equity at end of period at Dec. 31, 2021	26,790,000	€ 1,044,776.16	255,767,000	643,000	€ (202,000)	(183,460,000)	(47,003,000)
Changes in equity
Net income (loss) for the period	(57,041,000)						(57,041,000)
Currency translation adjustments	(68,000)			(68,000)
Actuarial gains and losses (IAS 19)	126,000			126,000
Total comprehensive income (loss)	(56,983,000)			57,000			(57,041,000)
Allocation of prior period loss	0					(47,003,000)	47,003,000
Capital increase	0	€ 2,000	0			(2,000)
Capital increase (in shares)		50,000
Subscription of warrants	0		(7,000)			7,000
Share based payment	3,174,000					3,174,000
Treasury shares	(26,000)				€ (26,000)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2022		34,875,872			22,118
Equity at end of period at Dec. 31, 2022	(27,045,000)	€ 1,046,276	€ 255,760,000	€ 700,000	€ (228,000)	€ (227,284,000)	€ (57,041,000)
Equity at beginning of period at Mar. 10, 2022		1,044,776
Changes in equity
Capital increase	€ 1,500	1,500
Equity at end of period at Mar. 11, 2022		€ 1,046,276